POST EMPLOYMENT BENEFITS (Details 1) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2021 CAD ($)	Nov. 30, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Nov. 30, 2020 CAD ($)	Nov. 30, 2020 USD ($)
POST-EMPLOYMENT BENEFITS
Post-employment benefits Beginning Balance		$ 1,361	$ 1,361			$ 2,258
Accretion			23			57
Benefits paid	$ (110)		$ (110)		$ (90)	$ (90)
Experience gain adjustment				$ 0			$ (864)
Post-employment benefits Ending Balance				$ 1,274			$ 1,361